THE
                              --------------------
                                    ALLIANCE
                              --------------------
                                      FUND
                              --------------------

                                                               Annual Report
                                                               November 30, 1998

                                                       Alliance Capital[LOGO](R)

LETTER TO SHAREHOLDERS                                         The Alliance Fund
================================================================================

January 11, 1999

Dear Shareholder:

This annual shareholder report reviews investment results and market activity for The Alliance Fund (the "Fund") for the six- and 12-month periods ended November 30, 1998. In the following table, the Fund's performance is compared with that of the Standard & Poor's 400 Midcap Index (the "S&P 400"), which is a measure of mid-cap stock performance, and the Russell 1000 Growth Index, which tracks the performance of large, growth-oriented companies.

INVESTMENT RESULTS

1998 has been a difficult year for the Fund. After outperforming its benchmarks in 1997, the Fund lagged its benchmarks this year due to the continuing contraction in the breadth of market leadership and sharp declines in the prices of several individual holdings, most of which continue to have positive fundamental outlooks. In particular, declines in selected consumer cyclical holdings such as Continental Airlines, Inc., Northwest Airlines Corp., and Republic Industries, Inc. impaired performance. In addition, although we sharply reduced our oil service holdings earlier in the year, our remaining oil service stocks were weak.

--------------------------------------------------------------------------------
INVESTMENT RESULTS*

Periods Ended November 30, 1998

                               Total Returns

                          6 Months       12 Months
                        ------------   ------------

The Alliance Fund

  Class A                 -14.71%         -8.48%
  Class B                 -15.10%         -9.27%
  Class C                 -15.38%         -9.58%

S&P 400 Midcap

  Index                    -1.56%         10.40%

Russell 1000

  Growth Index             12.17%         28.66%

* The Fund's investment results are total returns for the periods and are based on the net asset value of each class of shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Total return for Advisor Class shares will differ due to different expenses associated with that class. Past performance is no guarantee of future results.

      The S&P 400 Midcap Index is an unmanaged index of 400 U.S. companies which are chosen for their market size, liquidity and industry group representation. It is a market-value weighted index representing approximately 10% of the aggregate market value of U.S. domestic companies. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with relatively higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in an index.

      Additional investment results appear on page 3.
--------------------------------------------------------------------------------

REVIEW OF INVESTMENT STRATEGY

The Fund continues to focus on the midcap area of the market with an average market capitalization at approximately $5 billion. Our approach is to seek to identify the most rapidly growing companies in this segment of the marketplace, and to buy and hold them at attractive valuation levels.

At the present time, we have very substantial holdings in the financial services sector with important positions in MBNA Corp., CNA Financial Corp., Legg Mason, Inc., and A. G. Edwards, Inc. These have been large holdings for well over one year and have produced a positive impact on the Fund's performance. Their earnings progress has been excellent and their valuations remain very attractive.

Airlines and travel related companies such as Carnival Corp. and Royal Caribbean Cruises, Ltd. comprise another important sector in the portfolio. Carnival and Royal Caribbean are rapidly growing companies gaining market share in an industry that is growing much faster than overall gross domestic product ("GDP") growth, as demographic trends propel the growth of sea cruises as a form of entertainment and vacationing. While the cruise companies are relatively new to the portfolio, airline holdings have remained a major focus as Continental Airlines continues to gain market position in the industry.

Changes in the portfolio during the reporting period included the elimination of several oil service stocks such as Halliburton Co. and Rowan Companies, Inc. Major new additions were Healthsouth Corp., a leading health care company specializing in rehabilitation therapies, and

                                                               The Alliance Fund
================================================================================

Global Telesystems Group, Inc., a telecommunications concern with a rapidly growing communications presence in Europe.

CURRENT OUTLOOK

Equity valuations are high by historical measures particularly in the larger-cap segment of the market. Nevertheless, inflation remains contained, interest rates are low, and the Federal Reserve Board seems intent upon avoiding recession in the current context of Asian economic weakness. Markets have been volatile as the push and pull of global economic problems and central bank easings have magnified normal volatility. Despite current high valuations for larger-capitalization market indices, such as the S&P 500 or Dow Jones averages, we continue to find mid-cap companies with both strong growth rates and reasonable valuations. We remain enthusiastic about the longer-term attractiveness of the stocks in the Fund.

Thank you for your continued interest in The Alliance Fund. We look forward to reporting to you on market activity and your Fund's investment results in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Alden Stewart

Alden Stewart
Executive Vice President

--------------------------------------------------------------------------------
Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
================================================================================

The Alliance Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks. While the Fund normally invests substantially all of its assets in equities that Alliance believes will appreciate in value, it may invest in a variety of securities, including convertible bonds, U.S. Government securities, and other high-quality instruments. The Fund has the flexibility to invest without limit in foreign securities.

INVESTMENT RESULTS
================================================================================

NAV and SEC Average Annual Total Returns as of November 30, 1998

            ----------------------------
                   CLASS A SHARES
            ----------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   -8.48%         -12.41%
Five Years                 13.86%          12.88%
Ten Years                  15.09%          14.59%

            ----------------------------
                   CLASS B SHARES
            ----------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   -9.27%         -11.94%
Five Years                 12.86%          12.86%
Since Inception*           13.27%          13.27%

            ----------------------------
                   CLASS C SHARES
            ----------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   -9.58%         -10.25%
Five Years                 12.81%          12.81%
Since Inception*           13.63%          13.63%

SEC Average Annual Total Returns as of the most recent quarter-end (September 30, 1998)

                  Class A     Class B    Class C
                 --------   ---------   ---------
1 Year           -26.92%     -26.51%    -24.96%
5 Years            9.61%       9.62%      9.61%
10 Years          12.82%        n/a        n/a

The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
*    Since Inception: 3/4/91 Class B; 5/3/93 Class C.

n/a: not applicable.

                                                               The Alliance Fund
================================================================================

THE ALLIANCE FUND
GROWTH OF A $10,000 INVESTMENT
11/30/88 TO 11/30/98

                                [GRAPHIC OMITTED]

  [The following information was depicted as a chart in the printed material.]

                           Russell 1000 Growth Index:
                                    $61,215

                             S&P 400 Midcap Index:
                                    $54,176

                           The Alliance Fund Class A:
                                    $39,050

      This chart illustrates the total value of an assumed $10,000 investment in The Alliance Fund Class A shares (from 11/30/88 to 11/30/98) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

      The Standard & Poor's 400 Midcap Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

      The unmanaged Russell 1000 Growth Index measures the performance of large-cap stocks with a greater-than-average growth orientation.

      When comparing The Alliance Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.

TEN LARGEST HOLDINGS
November 30, 1998                                              The Alliance Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                      VALUE         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
MBNA Corp.                               $ 56,718,750                5.3%
--------------------------------------------------------------------------------
CNA Financial Corp.                        54,506,250                5.1
--------------------------------------------------------------------------------
Continental Airlines, Inc. Cl.B            53,675,000                5.0
--------------------------------------------------------------------------------
Republic Industries, Inc.                  48,705,000                4.5
--------------------------------------------------------------------------------
Telephone and Data Systems, Inc.           47,880,000                4.5
--------------------------------------------------------------------------------
Carnival Corp. Cl.A                        47,437,500                4.4
--------------------------------------------------------------------------------
Global Telesystems Group, Inc.             43,406,250                4.1
--------------------------------------------------------------------------------
Royal Caribbean Cruises, Ltd.              37,665,000                3.5
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.                       37,510,000                3.5
--------------------------------------------------------------------------------
HBO & Co.                                  35,356,387                3.3
--------------------------------------------------------------------------------
                                         $462,860,137               43.2%
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Six Months Ended November 30, 1998
================================================================================

--------------------------------------------------------------------------------
                                                          SHARES*
--------------------------------------------------------------------------------
PURCHASES                                     BOUGHT           HOLDINGS 11/30/98
--------------------------------------------------------------------------------
Carnival Corp. Cl.A                           965,000              1,375,000
--------------------------------------------------------------------------------
CBS Corp.                                     400,000                400,000
--------------------------------------------------------------------------------
Global Telesystems Group, Inc.              1,000,000              1,000,000
--------------------------------------------------------------------------------
HBO & Co.                                   1,417,800              1,417,800
--------------------------------------------------------------------------------
Healthsouth Corp.                           1,800,000              1,800,000
--------------------------------------------------------------------------------
Noble Drilling Corp.                        1,050,000              2,150,000
--------------------------------------------------------------------------------
PairGain Technologies, Inc.                   884,400                884,400
--------------------------------------------------------------------------------
Philips Electronics NV (ADR)                  305,000                350,000
--------------------------------------------------------------------------------
Santa Fe International Corp.                  800,000                800,000
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.                          380,200                620,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SALES                                          SOLD            HOLDINGS 11/30/98
--------------------------------------------------------------------------------
Ascend Communications, Inc.                   300,000                     -0-
--------------------------------------------------------------------------------
ASM Lithography Holding NV                    500,000                     -0-
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.               728,000                     -0-
--------------------------------------------------------------------------------
Intuit, Inc.                                  520,000                     -0-
--------------------------------------------------------------------------------
Life Re Corp.                                 274,600                     -0-
--------------------------------------------------------------------------------
Loews Corp.                                   120,000                     -0-
--------------------------------------------------------------------------------
MCI WorldCom, Inc.                          1,300,000                     -0-
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                     200,000                     -0-
--------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.             360,000                     -0-
--------------------------------------------------------------------------------
Rowan Cos., Inc.                            1,200,000                     -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
*     Adjusted for stock splits.

PORTFOLIO OF INVESTMENTS
November 30, 1998                                              The Alliance Fund
================================================================================

Company                                     Shares                Value
-----------------------------------------------------------------------
COMMON STOCKS-97.3%
CONSUMER SERVICES-20.3%
AIRLINES-8.8%
Alaska Air Group, Inc. (a) .........       250,300       $    9,370,606
America West Holdings
    Corp. Cl.B (a) .................       300,000            4,237,500
Continental Airlines, Inc.
    Cl.B (a) .......................     1,520,000           53,675,000
Northwest Airlines Corp.
    Cl.A (a) .......................     1,058,300           26,523,644
                                                         --------------
                                                             93,806,750
                                                         --------------
APPAREL-0.4%
Nautica Enterprises, Inc. (a) ......       130,400            2,567,250
Wolverine World Wide, Inc. .........       104,700            1,426,537
                                                         --------------
                                                              3,993,787
                                                         --------------
BROADCASTING & CABLE-1.3%
CBS Corp. ..........................       400,000           11,925,000
Fox Entertainment Group, Inc. (a) ..        70,700            1,670,287
TCI Group Series A (a) .............         2,959              125,018
                                                         --------------
                                                             13,720,305
                                                         --------------
ENTERTAINMENT & LEISURE-7.9%
Carnival Corp. Cl.A ................     1,375,000           47,437,500
Royal Caribbean Cruises, Ltd. ......     1,240,000           37,665,000
                                                         --------------
                                                             85,102,500
                                                         --------------
RESTAURANTS & LODGING-1.2%
Extended Stay America,
    Inc. (a) .......................     1,200,000           12,000,000
Suburban Lodges of
    America, Inc. (a) ..............        98,000              784,000
                                                         --------------
                                                             12,784,000
                                                         --------------
RETAIL-GENERAL MERCHANDISE-0.0%
Dickson Concepts
    International, Ltd. (b) ........       357,500              385,526
                                                         --------------
MISCELLANEOUS-0.7%
Newell Co. .........................       175,000            7,743,750
                                                         --------------
                                                            217,536,618
                                                         --------------
FINANCE-19.5%
BROKERAGE & MONEY MANAGEMENT-4.8%
Edwards (A.G.), Inc. ...............       520,000           19,175,000
Legg Mason, Inc. ...................     1,072,700           31,979,869
                                                         --------------
                                                             51,154,869
                                                         --------------
INSURANCE-7.3%
CNA Financial Corp. (a) ............     1,275,000           54,506,250
IPC Holdings, Ltd. .................       112,100            2,732,437
NAC Re Corp. .......................       100,000            4,775,000
PMI Group, Inc. ....................       250,000           13,671,875
Travelers Property Casualty
    Corp. Cl.A .....................        75,000            2,582,813
                                                         --------------
                                                             78,268,375
                                                         --------------
MORTGAGE BANKING-0.2%
Washington Mutual, Inc. ............        57,120            2,213,400
                                                         --------------
REAL ESTATE-1.6%
Excel Legacy Corp. (a) .............       158,000              533,250
New Plan Excel Realty
    Trust, Inc. (a) ................       189,600            4,147,500
Prime Retail, Inc. .................     1,200,000           12,675,000
                                                         --------------
                                                             17,355,750
                                                         --------------
MISCELLANEOUS-5.6%
MBNA Corp. .........................     2,500,000           56,718,750
Newcourt Credit Group,
    Inc. (c) .......................        80,000            2,830,000
                                                         --------------
                                                             59,548,750
                                                         --------------
                                                            208,541,144
                                                         --------------

                                                               The Alliance Fund
================================================================================

Company                                     Shares                Value
-----------------------------------------------------------------------
TECHNOLOGY-18.2%
COMMUNICATION EQUIPMENT-5.7%
Embratel Participacoes, SA
    (ADR) (a)(d) ...................        80,000       $    1,280,000
Global Telesystems Group,
    Inc. (a) .......................     1,000,000           43,406,250
NTL, Inc. (a) ......................        24,900            1,386,619
PairGain Technologies,
    Inc. (a) .......................       884,400            8,954,550
Tele Celular Sul
    Participacoes, SA
    (ADR) (a)(d) ...................         8,000              182,000
Tele Centro Oeste Celular
    Participacoes, SA
    (ADR) (a)(d) ...................        26,640              126,540
Tele Centro Sul
    Participacoes, SA
    (ADR) (a)(d) ...................        16,000              913,000
Tele Leste Celular
    Participacoes, SA
    (ADR) (a)(d) ...................         1,600               66,900
Tele Nordeste Celular
    Participacoes, SA
    (ADR) (a)(d) ...................         4,000              104,750
Tele Norte Celular
    Participacoes, SA
    (ADR) (a)(d) ...................         1,600               65,500
Tele Norte Leste
    Participacoes, SA
    (ADR) (a)(d) ...................        80,000            1,360,000
Tele Sudeste Celular
    Participacoes, SA
    (ADR) (a)(d) ...................        16,000              432,000
Telemig Celular
    Participacoes, SA
    (ADR) (a)(d) ...................         4,000              123,500
Telesp Celular
    Participacoes, SA
    (ADR) (a)(d) ...................        32,000              840,000
Telesp Participacoes, SA
    (ADR) (a)(d) ...................        80,000            2,140,000
                                                         --------------
                                                             61,381,609
                                                         --------------
COMPUTER SERVICES-1.2%
DBT Online, Inc. (a) ...............       114,000            1,945,125
First Data Corp. ...................       420,000           11,208,750
                                                         --------------
                                                             13,153,875
                                                         --------------
COMPUTER SOFTWARE-6.3%
HBO & Co. ..........................     1,417,800           35,356,387
Network Associates,
    Inc. (a) .......................       500,000           25,437,500
Novell, Inc. (a) ...................       400,000            6,625,000
                                                         --------------
                                                             67,418,887
                                                         --------------
NETWORKING SOFTWARE-0.2%
Fore Systems, Inc. (a) .............       120,000            1,815,000
                                                         --------------
SEMI-CONDUCTOR
    COMPONENTS-4.0%
Altera Corp. (a) ...................       350,000           17,171,875
Micron Technology,
    Inc. (a) .......................       250,000           10,328,125
Xilinx, Inc. (a) ...................       291,100           14,773,325
                                                         --------------
                                                             42,273,325
                                                         --------------
MISCELLANEOUS-0.8%
Sanmina Holdings
    Corp. (a) ......................       169,000            8,418,313
                                                         --------------
                                                            194,461,009
                                                         --------------
CONSUMER MANUFACTURING-10.0%
AUTO & RELATED-5.7%
Budget Group, Inc.
    Cl.A (a) .......................       250,000            3,125,000

PORTFOLIO OF INVESTMENTS (continued)                           The Alliance Fund
================================================================================

Company                                     Shares                Value
-----------------------------------------------------------------------
Dollar Thrifty Automotive
    Group, Inc. (a) ................       746,700       $    9,333,750
Republic Industries,
    Inc. (a) .......................     2,865,000           48,705,000
                                                         --------------
                                                             61,163,750
                                                         --------------
TEXTILE PRODUCTS-3.9%
Tommy Hilfiger Corp. (a) ...........       620,000           37,510,000
Unifi, Inc. ........................       200,200            3,853,850
                                                         --------------
                                                             41,363,850
                                                         --------------
MISCELLANEOUS-0.4%
Industrie Natuzzi SpA
    (ADR) (e) ......................       209,800            4,641,825
                                                         --------------
                                                            107,169,425
                                                         --------------
UTILITIES-8.9%
TELEPHONE UTILITY-8.9%
Hyperion
    Telecommunications,
    Inc. Cl.A (a) ..................       105,000            1,141,875
Millicom International
    Cellular, SA (a)(f) ............       500,000           16,687,500
Telecomunicacoes
    Brasilieras, SA
    (ADR) (d) ......................        80,000               13,750
Telephone and Data
    Systems, Inc. ..................     1,120,000           47,880,000
United States Cellular
    Corp. (a) ......................       780,000           29,396,250
                                                         --------------
                                                             95,119,375
                                                         --------------
HEALTH CARE-8.5%
BIOTECHNOLOGY-6.3%
Centocor, Inc. (a) .................       546,900           22,149,450
GelTex Pharmaceuticals,
    Inc. (a) .......................       500,000           11,937,500
Genzyme Corp. (a) ..................       150,000            6,309,375
Genzyme Molecular
    Oncology (a) ...................        16,207               56,724
MedImmune, Inc. (a) ................       400,000           26,750,000
                                                         --------------
                                                             67,203,049
                                                         --------------
MEDICAL SERVICES-2.2%
Healthsouth Corp. (a) ..............     1,800,000           24,187,500
                                                         --------------
                                                             91,390,549
                                                         --------------
ENERGY-5.3%
DOMESTIC INTEGRATED-1.3%
Kerr-McGee Corp. ...................        60,000            2,370,000
USX-Marathon Group .................       407,000           11,548,625
                                                         --------------
                                                             13,918,625
                                                         --------------
OIL SERVICE-3.3%
IRI International Corp. (a) ........       200,000              875,000
Noble Drilling Corp. (a) ...........     2,150,000           24,859,375
Santa Fe International
    Corp. ..........................       800,000            9,950,000
                                                         --------------
                                                             35,684,375
                                                         --------------
MISCELLANEOUS-0.7%
AES Corp. (a) ......................        50,000            2,287,500
Stolt Comex Seaway, SA .............        20,700              174,656
    (ADR) (a)(h) ...................       620,000            4,417,500
                                                         --------------
                                                              6,879,656
                                                         --------------
                                                             56,482,656
                                                         --------------
CAPITAL GOODS-4.6%
ELECTRICAL
    EQUIPMENT-2.3%
Philips Electronics NV
    (ADR) (g) ......................       350,000           22,159,375
Western Wireless Corp.
    Cl.A (a) .......................       120,000            2,175,000
                                                         --------------
                                                             24,334,375
                                                         --------------
POLLUTION CONTROL-2.3%
United States Filter
    Corp. (a) ......................     1,105,000           24,448,125
                                                         --------------
                                                             48,782,500
                                                         --------------
CONSUMER STAPLES-0.8%
FOOD-0.6%
Tyson Foods, Inc. Cl.A .............       320,000            6,620,000
                                                         --------------

                                                               The Alliance Fund
================================================================================

Company                                     Shares                Value
-----------------------------------------------------------------------
HOUSEHOLD PRODUCTS-0.2%
Viad Corp. .........................       105,000       $    2,447,813
                                                         --------------
                                                              9,067,813
                                                         --------------
TRANSPORTATION-0.5%
SHIPPING-0.2%
OMI Corp. (a) ......................       600,000            1,875,000
                                                         --------------
MISCELLANEOUS-0.3%
Knightsbridge Tankers,
    Ltd. ...........................       175,000            3,718,750
Marine Transport Corp. .............        60,000              123,750
                                                         --------------
                                                              3,842,500
                                                         --------------
                                                              5,717,500
                                                         --------------
AEROSPACE & DEFENSE-0.4%
DEFENSE ELECTRONICS-0.4%
Loral Space &
    Communications,
    Ltd. (a) .......................       250,000            4,593,750
                                                         --------------

                                          Shares or
                                          Principal
                                           Amount
Company                                     (000)                 Value
-----------------------------------------------------------------------
BASIC INDUSTRY-0.3%
CHEMICALS-0.3%
Crompton & Knowles
    Corp. ..........................       146,700            2,842,313
                                                         --------------
Total Common Stocks
    (cost $990,329,984).............                      1,041,704,652
                                                         --------------
SHORT-TERM INVESTMENT-2.0%
COMMERCIAL PAPER-2.0%
Prudential Funding Corp.
    5.25%, 12/01/98
    (amortized cost
    $21,450,000)....................       $21,450           21,450,000
                                                         --------------
TOTAL INVESTMENTS-99.3%
    (cost $1,011,779,984)...........                      1,063,154,652
Other assets less
    liabilities-0.7%................                          8,019,081
                                                         --------------
NET ASSETS-100%.....................                     $1,071,173,733
                                                         ==============

--------------------------------------------------------------------------------
(a)   Non-income producing security.
(b)   Country of origin -- Hong Kong.
(c)   Country of origin -- Canada.
(d)   Country of origin -- Brazil.
(e)   Country of origin -- Italy.
(f)   Country of origin -- Luxembourg.
(g)   Country of origin -- Netherlands.
(h)   Country of origin -- Norway.

      Glossary:

      ADR - American Depositary Receipt.
      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998                                              The Alliance Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $1,011,779,984)......................... $1,063,154,652
   Cash .............................................................................          3,788
   Receivable for investment securities sold.........................................     36,273,777
   Dividends receivable..............................................................        439,303
   Receivable for capital stock sold.................................................        376,521
                                                                                      --------------
   Total assets......................................................................  1,100,248,041
                                                                                      --------------
LIABILITIES
   Payable for investment securities purchased.......................................     17,377,026
   Payable for capital stock redeemed................................................      9,385,467
   Unclaimed dividends...............................................................      1,005,679
   Management fee payable............................................................        616,968
   Distribution fee payable..........................................................        261,201
   Accrued expenses..................................................................        427,967
                                                                                      --------------
   Total liabilities.................................................................     29,074,308
                                                                                      --------------
NET ASSETS........................................................................... $1,071,173,733
                                                                                      ==============
COMPOSITION OF NET ASSETS
   Capital stock, at par............................................................. $    1,808,379
   Additional paid-in capital........................................................    952,548,405
   Accumulated net realized gain on investments and foreign currency transactions....     65,442,232
   Net unrealized appreciation of investments and foreign currency
     denominated assets and liabilities..............................................     51,374,717
                                                                                      --------------
                                                                                      $1,071,173,733
                                                                                      ==============
CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
     ($953,181,401 / 159,591,089 shares of capital stock issued and outstanding).....          $5.97
   Sales charge-4.25% of public offering price.......................................            .26
                                                                                               -----
   Maximum offering price............................................................          $6.23
                                                                                               =====
   Class B Shares
   Net asset value and offering price per share
     ($85,456,190 / 15,499,133 shares of capital stock issued and outstanding).......          $5.51
                                                                                               =====
   Class C Shares
   Net asset value and offering price per share
     ($21,230,850 / 3,857,465 shares of capital stock issued and outstanding)........          $5.50
                                                                                               =====
   Advisor Class Shares
   Net asset value, redemption and offering price per share
     ($11,305,292 / 1,890,240 shares of capital stock issued and outstanding)........          $5.98
                                                                                               =====

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 1998                                   The Alliance Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $150,176)........  $   7,830,475
   Interest.....................................................        433,100     $   8,263,575
                                                                  -------------
EXPENSES
   Management fee...............................................      8,274,404
   Distribution fee-Class A.....................................      2,217,958
   Distribution fee-Class B.....................................        879,957
   Distribution fee-Class C.....................................        248,458
   Transfer agency..............................................      1,130,195
   Custodian....................................................        238,036
   Printing.....................................................        162,479
   Administrative...............................................        124,000
   Registration.................................................        109,571
   Taxes........................................................        100,800
   Audit and legal..............................................         74,105
   Directors' fees..............................................         30,000
   Miscellaneous................................................         19,540
                                                                  -------------
   Total expenses...............................................                       13,609,503
                                                                                    -------------
   Net investment loss..........................................                       (5,345,928)
                                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
   Net realized gain on investment transactions.................                       83,664,602
   Net realized loss on foreign currency transactions...........                          (29,583)
   Net change in unrealized appreciation of:
     Investments................................................                     (180,389,597)
     Foreign currency denominated assets and liabilities........                               49
                                                                                    -------------
   Net loss on investments and foreign currency transactions....                      (96,754,529)
                                                                                    -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS......................                    $(102,100,457)
                                                                                    =============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                             The Alliance Fund
================================================================================

                                                                            Year Ended         Year Ended
                                                                           November 30,       November 30,
                                                                               1998               1997
                                                                          --------------     --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss..................................................  $   (5,345,928)    $   (3,938,274)
   Net realized gain on investments and foreign currency transactions...      83,635,019        312,544,907
   Net change in unrealized appreciation of investments and
     foreign currency denominated assets and liabilities................    (180,389,548)         4,067,927
                                                                          --------------     --------------
   Net increase (decrease) in net assets from operations................    (102,100,457)       312,674,560

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A............................................................              -0-        (2,584,179)
     Advisor Class......................................................              -0-            (4,914)
   Net realized gain on investments
     Class A............................................................    (297,697,708)      (136,315,610)
     Class B............................................................     (19,042,143)        (6,355,169)
     Class C............................................................      (5,056,456)        (1,970,589)
     Advisor Class......................................................      (2,587,444)          (148,119)

CAPITAL STOCK TRANSACTIONS
   Net increase.........................................................     196,615,939         77,246,571
                                                                          --------------     --------------
   Total increase (decrease)............................................    (229,868,269)       242,542,551

NET ASSETS
   Beginning of year....................................................   1,301,042,002      1,058,499,451
                                                                          --------------     --------------
   End of year..........................................................  $1,071,173,733     $1,301,042,002
                                                                          ==============     ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 1998                                              The Alliance Fund
================================================================================

NOTE A: Significant Accounting Policies

The Alliance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4%Eto zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment

NOTES TO FINANCIAL STATEMENTS (continued)                      The Alliance Fund
================================================================================

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to net operating losses resulted in a net increase in undistributed net investment income and accumulated net realized gain on investments and foreign currency transactions and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Management Fee and Other Transactions With Affiliates

Under the terms of the management agreement, the Fund pays Alliance Capital Management L.P. (the "Manager"), a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $124,000 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the year ended November 30, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $900,389 for the year ended November 30, 1998.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $95,833 from the sale of Class A shares and $6,052, $128,714 and $9,172 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 1998.

Brokerage commissions paid on investment transactions for the year ended November 30, 1998 amounted to $3,941,458, of which $55,430 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Manager.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs

                                                               The Alliance Fund
================================================================================

reimbursed by the Fund in the amount of $5,530,463 and $1,205,589, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,296,496,226 and $1,458,642,049, respectively, for the year ended November 30, 1998. There were no purchases or sales of U.S. government or government agency obligations for the year ended November 30, 1998. At November 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $137,207,509 and gross unrealized depreciation of investments was $85,832,841, resulting in net unrealized appreciation of $51,374,668.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                      -----------------------------------   -----------------------------------
                                                    SHARES                                 AMOUNT
                                      -----------------------------------   -----------------------------------
                                         Year Ended         Year Ended         Year Ended         Year Ended
                                        November 30,       November 30,       November 30,       November 30,
                                            1998               1997               1998               1997
                                      ----------------   ----------------   ----------------   ----------------
Class A
Shares sold.......................         19,105,150          6,987,684     $  127,532,913     $   57,214,484
Shares issued in reinvestment of
   dividends and distributions....         36,393,823         16,635,560        236,559,827        106,301,324
Shares converted from Class B.....            195,410            212,659          1,290,096          1,657,992
Shares redeemed...................        (34,273,913)       (15,229,370)      (226,164,435)      (116,622,533)
                                       --------------     --------------     --------------     --------------
Net increase......................         21,420,470          8,606,533     $  139,218,401     $   48,551,267
                                       ==============     ==============     ==============     ==============
Class B
Shares sold.......................          8,241,290          4,424,115     $   52,183,984     $   33,748,548
Shares issued in reinvestment of
   distributions..................          2,936,987            865,292         17,768,641          5,287,064
Shares converted to Class A.......           (210,591)          (223,476)        (1,290,096)        (1,657,992)
Shares redeemed...................         (4,012,134)        (2,525,999)       (23,782,439)       (18,835,577)
                                       --------------     --------------     --------------     --------------
Net increase......................          6,955,552          2,539,932     $   44,880,090     $   18,542,043
                                       ==============     ==============     ==============     ==============
Class C
Shares sold.......................         40,005,443          2,634,424     $  228,800,301     $   20,389,284
Shares issued in reinvestment of
   distributions..................            783,141            248,536          4,745,791          1,518,562
Shares redeemed...................        (39,217,160)        (2,472,942)      (225,320,097)       (19,320,033)
                                       --------------     --------------     --------------     --------------
Net increase......................          1,571,424            410,018     $    8,225,995     $    2,587,813
                                       ==============     ==============     ==============     ==============

NOTES TO FINANCIAL STATEMENTS (continued)                      The Alliance Fund
================================================================================

                                      -----------------------------------   -----------------------------------
                                                    SHARES                                 AMOUNT
                                      -----------------------------------   -----------------------------------
                                         Year Ended         Year Ended         Year Ended         Year Ended
                                        November 30,       November 30,       November 30,       November 30,
                                            1998               1997               1998               1997
                                      ----------------   ----------------   ----------------   ----------------
Advisor Class
Shares  sold......................          1,262,591          2,621,487     $    8,223,010     $   21,634,966
Shares issued in reinvestment of
   dividends and distributions....            394,506             22,857          2,560,344            145,601
Shares redeemed...................           (948,689)        (1,602,903)        (6,491,901)       (14,215,119)
                                       --------------     --------------     --------------     --------------
Net increase......................            708,408          1,041,441     $    4,291,453     $    7,565,448
                                       ==============     ==============     ==============     ==============

FINANCIAL HIGHLIGHTS                                           The Alliance Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            ------------------------------------------------------------------------------------
                                                                                  CLASS A
                                            ------------------------------------------------------------------------------------
                                                                                                     January 1,
                                                            Year Ended November 30,                   1994 to        Year Ended
                                            ---------------------------------------------------     November 30,    December 31,
                                              1998           1997           1996         1995          1994(a)          1993
                                            --------       --------       --------     --------     ------------    ------------
Net asset value, beginning of period ...... $   8.70       $   7.71       $   7.72     $   6.63       $   6.85        $   6.68
                                            --------       --------       --------     --------       --------        --------
Income from Investment Operations
Net investment income (loss) ..............     (.02)(b)       (.02)(b)        .02          .02(b)         .01             .02
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...........................     (.54)          2.09           1.06         2.08           (.23)            .93
                                            --------       --------       --------     --------       --------        --------
Net increase (decrease) in net asset
   value from operations ..................     (.56)          2.07           1.08         2.10           (.22)            .95
                                            --------       --------       --------     --------       --------        --------

Less: Dividends and Distributions
Dividends from net investment income ......      -0-           (.02)          (.02)        (.01)           -0-            (.02)
Distributions from net realized gains .....    (2.17)         (1.06)         (1.07)       (1.00)           -0-            (.76)
                                            --------       --------       --------     --------       --------        --------
Total dividends and distributions .........    (2.17)         (1.08)         (1.09)       (1.01)           -0-            (.78)
                                            --------       --------       --------     --------       --------        --------
Net asset value, end of period ............ $   5.97       $   8.70       $   7.71     $   7.72       $   6.63        $   6.85
                                            ========       ========       ========     ========       ========        ========

Total Return
Total investment return based on net
   asset value (c) ........................    (8.48)%        31.82%         16.49%       37.87%         (3.21)%         14.26%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).. $953,181       $1,201,435     $999,067     $945,309       $760,679        $831,814
Ratio of expenses to average net assets ...     1.03%          1.03%          1.04%        1.08%          1.05%(d)        1.01%
Ratio of net investment income (loss)
   to average net assets ..................     (.36)%         (.29)%          .30%         .31%           .21%(d)         .27%
Portfolio turnover rate ...................      106%           158%            80%          81%            63%             66%

--------------------------------------------------------------------------------
See footnote summary on page 20.

FINANCIAL HIGHLIGHTS (continued)                               The Alliance Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            ------------------------------------------------------------------------------------
                                                                                  CLASS B
                                            ------------------------------------------------------------------------------------
                                                                                                     January 1,
                                                            Year Ended November 30,                   1994 to        Year Ended
                                            ---------------------------------------------------     November 30,    December 31,
                                              1998           1997           1996         1995          1994(a)          1993
                                            --------       --------       --------     --------     ------------    ------------
Net asset value, beginning of period ...... $   8.25       $   7.40       $   7.49     $   6.50       $   6.76        $   6.64
                                            --------       --------       --------     --------       --------        --------
Income From Investment Operations
Net investment loss .......................     (.07)(b)       (.08)(b)       (.01)        (.03)(b)       (.03)           (.03)
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...........................     (.50)          1.99            .99         2.02           (.23)            .91
                                            --------       --------       --------     --------       --------        --------
Net increase (decrease) in net asset
   value from operations ..................     (.57)          1.91            .98         1.99           (.26)            .88
                                            --------       --------       --------     --------       --------        --------
Less: Distributions
Distributions from net realized gains .....    (2.17)         (1.06)         (1.07)       (1.00)           -0-            (.76)
                                            --------       --------       --------     --------       --------        --------
Net asset value, end of period ............ $   5.51       $   8.25       $   7.40     $   7.49       $   6.50        $   6.76
                                            ========       ========       ========     ========       ========        ========
Total Return
Total investment return based on net
   asset value (c) ........................    (9.27)%        30.74%         15.47%       36.61%         (3.85)%         13.28%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).. $ 85,456       $ 70,461       $ 44,450     $ 31,738       $ 18,138        $ 12,402
Ratio of expenses to average net assets ...     1.84%          1.85%          1.87%        1.90%          1.89%(d)        1.90%
Ratio of net investment loss
   to average net assets ..................    (1.17)%        (1.12)%         (.53)%       (.53)%     (.60)%(d)           (.64)%
Portfolio turnover rate ...................      106%           158%            80%          81%            63%             66%

--------------------------------------------------------------------------------
See footnote summary on page 20.

                                                               The Alliance Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            ------------------------------------------------------------------------------------
                                                                                  CLASS C
                                            ------------------------------------------------------------------------------------
                                                                                                                       May 3,
                                                                                                     January 1,       1993(e)
                                                            Year Ended November 30,                   1994 to            to
                                            ---------------------------------------------------     November 30,    December 31,
                                              1998           1997           1996         1995          1994(a)          1993
                                            --------       --------       --------     --------     ------------    ------------
Net asset value, beginning of period ...... $   8.26       $   7.41       $   7.50     $   6.50       $   6.77        $   6.67
                                            --------       --------       --------     --------       --------        --------
Income From Investment Operations
Net investment loss .......................     (.07)(b)       (.08)(b)       (.02)        (.03)(b)       (.03)           (.02)
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...........................     (.52)          1.99           1.00         2.03           (.24)            .88
                                            --------       --------       --------     --------       --------        --------
Net increase (decrease) in net asset
   value from operations ..................     (.59)          1.91            .98         2.00           (.27)            .86
                                            --------       --------       --------     --------       --------        --------
Less: Distributions
Distributions from net realized gains .....    (2.17)         (1.06)         (1.07)       (1.00)           -0-            (.76)
                                            --------       --------       --------     --------       --------        --------
Net asset value, end of period ............ $   5.50       $   8.26       $   7.41     $   7.50       $   6.50        $   6.77
                                            ========       ========       ========     ========       ========        ========
Total Return
Total investment return based on net
   asset value (c) ........................    (9.58)%        30.72%         15.48%       36.79%         (3.99)%         13.95%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).. $ 21,231       $ 18,871       $ 13,899     $ 10,078       $  6,230        $  4,006
Ratio of expenses to
  average net assets .....................      1.84%          1.83%          1.86%        1.89%          1.87%(d)        1.94%(d)
Ratio of net investment loss
   to average net assets ..................    (1.18)%        (1.10)%         (.51)%       (.51)%     (.59)%(d)       (.74)%(d)
Portfolio turnover rate ...................      106%           158%            80%          81%            63%             66%

--------------------------------------------------------------------------------
See footnote summary on page 20.

FINANCIAL HIGHLIGHTS (continued)                               The Alliance Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ---------------------------------------
                                                           ADVISOR CLASS
                                              ---------------------------------------
                                                                          October 2,
                                                                            1996(e)
                                              Year Ended November 30,         to
                                              -----------------------    November 30,
                                                 1998          1997          1996
                                              ---------     ---------    ------------
Net asset value, beginning of period .......   $  8.69       $  7.71       $  6.99
                                               -------       -------       -------
Income From Investment Operations
Net investment income (loss) ...............      (.01)(b)      (.02)(b)       -0-
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ............................      (.53)         2.10           .72
                                               -------       -------       -------
Net increase in net asset
   value from operations ...................      (.54)         2.08           .72
                                               -------       -------       -------
Less: Dividends and Distributions
Dividends from net investment income .......       -0-          (.04)          -0-
Distributions from net realized gains ......     (2.17)        (1.06)          -0-
                                               -------       -------       -------
Total dividends and distributions ..........     (2.17)        (1.10)          -0-
                                               -------       -------       -------
Net asset value, end of period .............   $  5.98       $  8.69       $  7.71
                                               =======       =======       =======
Total Return
Total investment return based on net
   asset value (c) .........................     (8.19)%       32.00%        10.30%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..   $11,305       $10,275       $ 1,083
Ratio of expenses to average net assets ....       .83%          .83%          .89%(d)
Ratio of net investment income (loss)
   to average net assets ...................      (.16)%        (.21)%         .38%(d)
Portfolio turnover rate ....................       106%          158%           80%

--------------------------------------------------------------------------------
(a)   Fund changed its fiscal year end from December 31 to November 30.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Commencement of distribution.

REPORT OF INDEPENDENT ACCOUNTANTS                              The Alliance Fund
================================================================================

To the Board of Directors and Shareholders of The Alliance Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Alliance Fund, Inc. (the "Fund") at NovemberE30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 8, 1999

TAX INFORMATION (unaudited)
================================================================================

In order to meet certain requirements of the Internal Revenue Code we are advising you that $182,453,983 and $26,919,440 of the capital gain distributions paid by the Fund during the fiscal year November 30, 1998 are subject to the maximum tax rates of 28% and 20% respectively. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 1999.

                                                               The Alliance Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Alden M. Stewart, Executive Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Randall E. Haase, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Fixed Income

Alliance Bond Fund
      U.S. Government Portfolio
      Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

Tax-Free Income

Alliance Municipal Income Fund
      California Portfolio
      Insured California Portfolio
      Insured National Portfolio
      National Portfolio
      New York Portfolio
Alliance Municipal Income Fund II
      Arizona Portfolio
      Florida Portfolio
      Massachusetts Portfolio
      Michigan Portfolio
      Minnesota Portfolio
      New Jersey Portfolio
      Ohio Portfolio
      Pennsylvania Portfolio
      Virginia Portfolio

Money Market

AFD Exchange Reserves

Growth

The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

Growth & Income

Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

Aggressive Growth

Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

International

Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

Institutional

Premier Growth
Quasar
Real Estate Investment

Closed-End Funds

Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

Cash Management Services

ACM Institutional Reserves
     Government Portfolio
     Prime Portfolio
     Tax-Free Portfolio
     Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
     California Portfolio
     Connecticut Portfolio
     Florida Portfolio
     General Portfolio
     Massachusetts Portfolio
     New Jersey Portfolio
     New York Portfolio
     Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
     Prime Portfolio
     Government Portfolio
     General Municipal Portfolio

THE ALLIANCE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital[LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ALLAR